UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2005

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Woodside Asset Management, Inc.
Address: 3000 Sand Hill Rd., Bldg. 2 Ste. 160
         Menlo Park, CA  94025



13F File Number: 028-10320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Denise Carlquist
Title:   Client Services Manager
Phone:   650-854-5100_
Signature, Place, and Date of Signing:

Denise Carlquist Menlo Park, CA Feb 8,2006


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      74
Form 13F Information Table Value Total:       $117,696


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                               CLASS                       MKT VAL		     INV             VOTING AUTH
NAME OF ISSUER                 TITLE		CUSIP 	   (x$100)   SHS    PRN      DSCRT        SOLE      SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

Advance Auto Parts             COM              00751Y106     1740    40040 SH       DEFINED      32385        0     7655
Airgas Inc                     COM              009363102     1937    58870 SH       DEFINED      46640        0    12230
Apple Computer Inc.            COM              037833100     1510    21002 SH       DEFINED        180        0    20822
Avalon Bay Communities Inc.    COM              053484101     1937    21704 SH       DEFINED      17035        0     4669
BP Plc Sponsored Adrs          COM              055622104      505     7858 SH       DEFINED       2463        0     5395
W.R. Berkeley Corp.            COM              084423102     1671    35089 SH       DEFINED      28399        0     6690
Black & Decker Corp.           COM              091797100     1594    18335 SH       DEFINED      15555        0     2780
(2008) Blackrock CA Insured    COM		09247G108     1377    89928 SH       DEFINED      68058        0    21870
(2008) Blackrock Insured       COM		09247K109      469    30645 SH       SOLE         30645        0        0
Boston Properties Inc.         COM              101121101     2017    27215 SH       DEFINED      21235        0     5980
Chevron Corp New               COM              166764100      609    10720 SH       DEFINED       9712        0     1008
Cisco Systems Inc.             COM              17275R102      342    19957 SH       DEFINED      14772        0     5185
Cohen & Steers Realty          COM	        192476109      227     3121 SH       DEFINED       3050        0       71
Commerce Bancshares Inc.       COM              200525103      381     7308 SH       SOLE          7308        0        0
Conocophillips                 COM              20825C104     1594    27404 SH       DEFINED      23094        0     4310
Corporate Office Properties    COM              22002T108     2070    58250 SH       DEFINED      45970        0    12280
Digital River                  COM              25388B104      733    24660 SH       DEFINED      20310        0     4350
Exxon Mobil Corp. (New)        COM              30231G102      840    14956 SH       DEFINED       7856        0     7100
Fiserv Inc                     COM              337738108     1756    40592 SH       DEFINED      33107        0     7485
General Electric Co.           COM              369604103      435    12410 SH       DEFINED       9431        0     2979
Gold Standard Inc. New         COM              380724401        2    25000 SH       SOLE         25000        0        0
Hartford Finl Services Grp Inc COM              416515104     1947    22670 SH       DEFINED      18490        0     4180
Heritage Commerce Corp.        COM              426927109      476    22155 SH       SOLE         22155        0        0
ING Prime Rate Trust           COM              44977W106      221    33189 SH       DEFINED      21092        0    12097
Intel Corp.                    COM              458140100      215     8620 SH       DEFINED       8120        0      500
Jefferson Pilot Corp.          COM              475070108      830    14585 SH       DEFINED      12560        0     2025
Johnson & Johnson              COM              478160104     1363    22674 SH       DEFINED      17095        0     5579
Kerr-Mc Gee Corp.              COM              492386107      986    10854 SH       DEFINED       9272        0     1582
Lehman Brothers Holdings Inc.  COM              524908100     2303    17970 SH       DEFINED      14890        0     3080
Lincoln Electric Holdings      COM              533900106     1733    43691 SH       DEFINED      35811        0     7880
McDonalds Corp.                COM              580135101     1717    50930 SH       DEFINED      43180        0     7750
McGrath Rentcorp               COM              580589109     1198    43100 SH       SOLE         43100        0        0
Medtronic Inc.                 COM              585055106     1841    31980 SH       DEFINED      26490        0     5490
Oshkosh Truck Corp.            COM              688239201     2009    45059 SH       DEFINED      35939        0     9120
Paccar Inc.                    COM              693718108    10892   157331 SH       SOLE        157331        0        0
Pan Pacific Retail Properties  COM              69806L104     1821    27224 SH       DEFINED      21399        0     5825
Peabody Energy Co.             COM              704549104     3251    39439 SH       DEFINED      24796        0    14643
Powershares Dynamic Market     COM              73935X104     4193    92522 SH       DEFINED      66593        0    25929
Powershares Dynamic OTC        COM              73935X203     3975    80799 SH       DEFINED      66367        0    14432
Powershares Int'l Dividend     COM		73935X716      355    23112 SH       DEFINED       8817        0    14295
Powershares DVD Achievers Pt   COM              73935X732      487    32380 SH       DEFINED          0        0    32380
Procter & Gamble Company       COM              742718109      922    15923 SH       DEFINED      12485        0     3438
Rayonier Inc.                  COM              754907103     2932    73585 SH       DEFINED      48957        0    24628
Rydex S&P Equal Weight ETF     COM              78355W106     7899    47603 SH       DEFINED      20145        0    27458
SCP Pool Corp.                 COM              784028102      936    25147 SH       DEFINED      20096        0     5051
SPDR                           COM              78462F103     7456    59881 SH       DEFINED      23425        0    36456
San Juan Basin Royalty Trust   COM              798241105     3581    82179 SH       DEFINED      56433        0    25746
Energy Select Sector SPDR      COM              81369Y506     3303    65646 SH       DEFINED      39613        0    26033
Simon Property Grp Inc.        COM              828806109     1834    23933 SH       DEFINED      18626        0     5307
Trimble Navigation Ltd         COM              896239100      979    27575 SH       DEFINED      21460        0     6115
Union Pacific Corporation      COM              907818108      300     3725 SH       DEFINED        725        0     3000
Unitedhealth Group Inc.        COM              91324P102     1738    27969 SH       DEFINED      22679        0     5290
Universal Forest Products      COM              913543104      824    14910 SH       DEFINED      11910        0     3000
Wachovia Corp New              COM              929903102      214     4050 SH       DEFINED          0        0     4050
Wells Fargo & Co (New)         COM              949746101      827    13160 SH       DEFINED          0        0    13160
Westamerica Bancorporation     COM              957090103      265     5000 SH       SOLE          5000        0        0
Westcorp                       COM              957907108      854    12816 SH       DEFINED      10151        0     2665
Ingersoll Rand Co.             COM              G4776G101     1730    42863 SH       DEFINED      34013        0     8850